Organization and principal activities - Subsidiaries and Consolidated VIE's (Details)	12 Months Ended
	Dec. 31, 2022	Aug. 31, 2022	Dec. 31, 2020	Sep. 30, 2020	May 31, 2019
Zhiyunzhong (Shanghai) Technology Co., Ltd. ("Shanghai OptAim")
Ownership:
VIE direct or indirect ownership (as a percent)	100.00%
Shanghai Myhayo Technology Co., Ltd. ("Myhayo")
Ownership:
VIE direct or indirect ownership (as a percent)	36.80%
Anhui Myhayo Technology Co., Ltd. ("Anhui Myhayo")
Ownership:
VIE direct or indirect ownership (as a percent)	36.80%
Tetris Media Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
iClick Interactive Asia Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
China Search (Asia) Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
iClick Interactive (Singapore) Pte. Ltd.
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
iClick Data Technology (Beijing) Limited ("Beijing WFOE")
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Search Asia Technology (Shenzhen) Co., Ltd.
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Performance Media Group Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
CMRS Digital Solutions Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Beyond Digital Solutions Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
CruiSo Digital Solutions Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Tetris Information Technology (Shanghai) Co., Ltd.
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
OptAim (Beijing) Information Technology Co., Ltd. ("OptAim WFOE")
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
VIE direct or indirect ownership (as a percent)	100.00%
Anhui Zhiyunzhong Information Technology Co., Ltd. ("OptAim Anhui")
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Tetris (Shanghai) Data Technology Co., Ltd.
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Changyi (Shanghai) Information Technology Ltd. ("Changyi")
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%	100.00%	59.84%	52.62%	41.46%
Xi'an Changzhan Information Technology Ltd. ("Xian Changyi")
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%
Optimal Power Limited
Ownership:
Subsidiary direct or indirect ownership (as a percent)	100.00%		100.00%